UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
----------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-
Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                    $ 3,000,000     $    3,097,171
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations,
Series 1A, Cl. D, 12.54%, 6/13/11 1                                                 2,000,000            340,000
----------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                      437,665            118,169
----------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1                     7,500,000          6,375,000
                                                                                                  --------------
Total Asset-Backed Securities (Cost $12,454,052)                                                       9,930,340

----------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
----------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.702%, 4/29/39 1,2                                          750,000            756,680
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                             1,200,000            848,632
                                                                                                  --------------
Total Mortgage-Backed Obligations (Cost $1,902,237)                                                    1,605,312

----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--86.7%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--25.9%
----------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Accuride Corp., 8.50% Sr. Unsec. Sub. Nts., 2/1/15                                  1,035,000          1,016,888
----------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10       2,800,000          2,912,000
----------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375% Sr. Unsec. Sub. Nts., 12/15/14             2,075,000          1,649,625
----------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                   2,000,000          2,094,524
----------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                  3,700,000          3,348,500
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                              150,000            122,074
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                             500,000            350,000
----------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3,4                                      3,000,000          2,085,000
----------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                4,600,000          4,496,500
9% Sr. Nts., 7/1/15 5                                                               3,750,000          3,703,125
----------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13             900,000            895,500
----------------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                                                             1,200,000            990,000
11% Sr. Sub. Nts., 6/15/12                                                          1,041,000            679,253
----------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                           1,900,000          1,947,500
----------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                               2,900,000          2,929,000
10.25% Sr. Sec. Nts., Series B, 7/15/13                                             2,400,000          2,724,000
----------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                              1,350,000          1,366,875
----------------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                          1,800,000          1,494,000
                                                                                                  --------------
                                                                                                      34,804,364
----------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.5%
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                 3,000,000          2,821,608
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                               1,500,000          1,407,207
6.875% Nts., 9/15/11                                                                2,850,000          2,634,018
----------------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 5                              1,245,000          1,207,650
                                                                                                  --------------
                                                                                                       8,070,483


1               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.9%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                  $ 1,675,000     $    1,649,875
----------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                       1,900,000          2,073,375
----------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                     2,900,000          3,164,625
----------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 5                                            770,000            783,475
----------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                  1,931,000          2,066,170
----------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                    1,000,000          1,056,250
----------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                    2,000,000          2,062,500
----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                     1,750,000          1,767,500
9% Sr. Sub. Nts., 3/15/12                                                           2,400,000          2,622,000
----------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                    3,250,000          3,558,750
----------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                               1,800,000          1,869,750
----------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                       1,041,860          1,169,488
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                       4,000,000          4,420,000
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                            2,200,000          2,147,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                 3,800,000          4,161,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                  1,000,000          1,088,750
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 5                                                          1,250,000          1,268,750
6.375% Sr. Sub. Nts., 7/15/09                                                       1,200,000          1,230,000
6.875% Sr. Sub. Nts., 2/15/15 5                                                     1,750,000          1,798,125
8% Sr. Sub. Nts., 4/1/12                                                            3,400,000          3,655,000
----------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 5                                              2,250,000          2,379,375
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                       4,500,000          5,062,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                3,350,000          3,609,625
----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 5                                                       1,245,000          1,241,888
6.875% Sr. Sub. Nts., 12/1/11                                                       1,500,000          1,545,000
8.875% Sr. Sub. Nts., 3/15/10                                                       2,200,000          2,365,000
----------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                   3,800,000          3,971,000
----------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                                    3,900,000                 --
----------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                         2,000,000          2,315,000
----------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                      3,000,000          2,940,000
9.625% Sr. Nts., 6/1/14                                                             1,496,000          1,406,240
9.75% Sr. Nts., 4/15/13                                                             2,900,000          2,751,375
----------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                  5,150,000          5,832,375
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                  7,450,000          7,636,250
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                 2,525,000          2,618,501
----------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                 3,500,000          3,762,500
----------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                   2,700,000          3,111,750
----------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                    2,700,000          2,754,000
----------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14 5             7,900,000          7,722,250
                                                                                                  --------------
                                                                                                     106,637,762
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                    2,800,000          3,017,000
----------------------------------------------------------------------------------------------------------------


2               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                        $ 2,100,000     $    2,257,500
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                  400,000            431,625
9.75% Sr. Sub. Nts., 9/15/10                                                          600,000            705,446
----------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                 2,500,000          2,612,500
8.875% Sr. Sub. Nts., 4/1/12                                                        1,600,000          1,740,000
----------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                      1,550,000          1,688,141
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                 1,950,000          2,095,275
----------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                3,615,000          3,380,025
----------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                    1,700,000          1,725,500
----------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                                             1,300,000          1,358,500
9.25% Sr. Sub. Nts., 4/15/12                                                        2,000,000          2,210,000
----------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                            1,500,000          1,620,000
----------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                        1,900,000          2,004,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                               1,800,000          1,953,000
----------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                   2,500,000          2,725,000
----------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                             2,900,000          2,914,500
                                                                                                  --------------
                                                                                                      34,438,512
----------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                              1,130,000          1,146,950
----------------------------------------------------------------------------------------------------------------
MEDIA--11.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                  1,740,000          1,479,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                              5,000,000          4,350,000
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                 1,000,000            855,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                            2,000,000          1,805,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                2,700,000          2,362,500
----------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                 1,500,000          1,485,000
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                     2,100,000          1,874,250
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                  4,059,000          4,003,189
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                3,450,000          3,286,125
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                         450,000            452,250
----------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                            1,500,000          1,605,000
----------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr. Unsec. Nts., Series B, 4/15/12                      700,000            689,500
----------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                 2,100,000          1,913,625
----------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                         700,000            724,500
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts., 9/15/10             1,700,000          1,727,625
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 6                                     7,900,000          5,273,250
8.375% Sr. Nts., Second Lien, 4/30/14 5                                            15,900,000         15,900,000
----------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                 1,400,000          1,445,500
----------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                           4,800,000          3,216,000
----------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                              1,800,000          1,939,500
----------------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11               $ 4,200,000     $    4,168,500
----------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09     3,500,000          3,876,250
----------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                           2,000,000          1,985,000
8.50% Sr. Nts., 8/15/10                                                             2,200,000          2,409,000
9.875% Sr. Sub. Nts., 8/15/13                                                       3,613,000          4,136,885
----------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                          11,300,000         12,062,750
----------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr. Unsec. Nts.,
3/15/13                                                                             5,326,000          5,925,175
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                    11,950,000         11,860,375
9.125% Sr. Nts., 1/15/09                                                            4,991,000          5,327,893
----------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                           2,400,000          2,388,000
----------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14      1,500,000          1,571,250
----------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                     3,000,000          3,138,750
----------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                            3,246,000          3,035,010
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                1,750,000          1,907,500
----------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                               1,000,000          1,060,000
----------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                 1,300,000          1,211,002
----------------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29                                           1,300,000          1,316,780
----------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                  1,800,000          1,719,000
----------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                         1,350,000          1,478,250
----------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                 3,546,000          3,554,865
----------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                        4,600,000          4,433,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                1,800,000          1,793,250
----------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                400,000            523,974
----------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                         2,730,000          2,992,763
----------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                2,900,000          2,921,750
8.875% Sr. Unsec. Nts., 5/15/11                                                       146,000            153,665
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13 5                                    3,400,000          3,485,000
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                                                         1,900,000          2,085,250
10.875% Sr. Sub. Nts., 12/15/12 5                                                   3,100,000          3,619,250
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                      1,950,000          2,103,563
----------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 5                             3,300,000          3,621,750
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                    7,050,000          7,261,500
8.75% Sr. Sub. Nts., 12/15/11                                                       1,250,000          1,318,750
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09             4,750,000          4,993,438
----------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                         1,850,000          1,933,250
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                            800,000            768,000
----------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5,6                           3,752,000          2,607,640
----------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc., 12.75% Sr. Sub.
Nts., 11/15/09                                                                      3,000,000          3,191,250
                                                                                                  --------------
                                                                                                     180,326,342


4               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                   $ 1,000,000     $    1,056,250
9.875% Nts., 10/1/11                                                                1,000,000          1,087,500
                                                                                                  --------------
                                                                                                       2,143,750
----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                            2,500,000          2,568,750
----------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 5                       950,000            897,750
----------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                        2,500,000          2,743,750
----------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Sub. Nts., 10/15/14 5                                 3,200,000          3,160,000
----------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                           1,150,000          1,042,188
----------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                          3,000,000          3,360,000
----------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                   1,100,000          1,105,500
                                                                                                  --------------
                                                                                                      14,877,938
----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                             5,540,000          6,080,150
----------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                             2,150,000          2,160,750
7.73% Sr. Unsec. Unsub. Nts., 4/1/12 2                                              2,270,000          2,156,500
12.25% Sr. Nts., 12/15/12                                                           1,800,000          1,975,500
----------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                    1,250,000          1,343,750
----------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                               2,000,000          2,120,000
                                                                                                  --------------
                                                                                                      15,836,650
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
----------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                           2,000,000          2,150,000
----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11               846,000            894,645
----------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                      1,200,000          1,245,000
8.50% Sr. Sub. Nts., 8/1/14                                                         4,000,000          3,970,000
----------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                        2,600,000          2,691,000
9.50% Sr. Sec. Nts., 2/15/11                                                        1,600,000          1,712,000
                                                                                                  --------------
                                                                                                      10,512,645
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                         3,500,000          3,753,750
----------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12              1,650,000          1,782,000
----------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts., 11/1/14                   900,000            841,500
----------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 5                                                      1,070,000          1,096,750
8.625% Sr. Sub. Nts., 12/15/12                                                      3,600,000          3,978,000
----------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                         4,625,000          4,914,063
----------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                             2,291,000          2,451,370
8.875% Sr. Unsec. Nts., 3/15/11                                                       467,000            500,858
----------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                         1,500,000          1,552,500
----------------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                            600,000            540,000
----------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                             2,400,000          2,604,000
----------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                              2,500,000          2,737,500
----------------------------------------------------------------------------------------------------------------


5               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
United Biscuits Finance plc:
10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]                                            $ 1,000,000     $    1,261,587
10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                               1,000,000          1,814,093
                                                                                                  --------------
                                                                                                      29,827,971
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                        2,650,000          2,689,750
----------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                            2,500,000          2,684,375
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                   200,000            211,500
                                                                                                  --------------
                                                                                                       5,585,625
----------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                          1,200,000          1,257,000
----------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 5                         1,270,000          1,273,175
----------------------------------------------------------------------------------------------------------------
ENERGY--6.9%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                        1,200,000          1,269,000
----------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                                   1,200,000          1,320,000
----------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts., 12/15/10                                   2,400,000          2,550,000
----------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08                1,500,000          1,567,500
----------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                1,500,000          1,586,250
----------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1               2,000,000          2,145,000
----------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                    2,800,000          2,940,000
                                                                                                  --------------
                                                                                                      13,377,750
----------------------------------------------------------------------------------------------------------------
OIL & GAS--6.0%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                          1,400,000          1,542,699
----------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 5                                                          1,700,000          1,751,000
6.875% Sr. Unsec. Nts., 1/15/16                                                     1,820,000          1,906,450
----------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 5                                          730,000            689,850
----------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                      3,946,000          4,084,110
----------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                          1,800,000          1,822,500
----------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                       6,550,000          7,024,875
----------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                            2,800,000          3,024,000
----------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                 1,500,000          1,552,500
----------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                 4,500,000          4,736,250
8.375% Sr. Sub. Nts., 8/15/12                                                       2,800,000          3,073,000
----------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                       2,300,000          2,472,500
----------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                              2,800,000          3,031,000
9.50% Sr. Nts., 2/1/13                                                              2,400,000          2,772,000
----------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                       1,355,000          1,355,000
7.375% Sr. Sub. Nts., 7/15/13                                                       1,800,000          1,926,000
----------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                 2,500,000          2,671,955
8% Sr. Unsub. Nts., 3/1/32                                                          4,000,000          4,569,172
8.875% Sr. Nts., 3/15/10                                                            1,800,000          1,983,470
----------------------------------------------------------------------------------------------------------------


6               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                              $ 1,080,000     $    1,055,700
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                4,900,000          5,157,250
----------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                     3,000,000          3,438,750
----------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                    10,750,000         11,961,031
----------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                           2,400,000          2,544,000
9.625% Sr. Sub. Nts., 4/1/12                                                        1,396,000          1,551,305
----------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts., Series B, 7/15/12       600,000            717,000
----------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                3,300,000          3,399,000
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                 5,700,000          6,184,500
7.875% Nts., 9/1/21                                                                   850,000            971,125
8.75% Unsec. Nts., 3/15/32                                                          2,300,000          2,774,375
----------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                            800,000            838,000
                                                                                                  --------------
                                                                                                      92,580,367
----------------------------------------------------------------------------------------------------------------
FINANCIALS--2.9%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                           1,350,000            978,750
----------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                 4,950,000          5,426,438
----------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08 1      3,450,000          1,380,000
                                                                                                  --------------
                                                                                                       7,785,188
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.4%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,2                             2,808,552          2,569,825
----------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                              578,000            621,350
----------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                       750,000            819,375
----------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                           1,600,000          1,752,000
                                                                                                  --------------
                                                                                                       5,762,550
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 5                                   1,000,000            845,000
----------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance Corp., 9.50%
Sr. Nts., 2/15/15 5                                                                   485,000            514,100
----------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 6                                3,100,000          2,170,000
9.625% Sr. Sub. Nts., 6/15/14                                                       3,933,000          4,424,625
----------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12      1,200,000          1,311,000
----------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 5                                      2,390,000          1,971,750
----------------------------------------------------------------------------------------------------------------
Universal City Florida:
7.96% Sr. Unsec. Nts., 5/1/10 2                                                       775,000            807,938
8.375% Sr. Unsec. Nts., 5/1/10                                                        650,000            680,875
                                                                                                  --------------
                                                                                                      12,725,288
----------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                  1,000,000          1,275,468
----------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12         1,750,000          1,863,750
----------------------------------------------------------------------------------------------------------------


7               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                            $ 3,540,000     $    3,885,150
----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                               589,000            600,780
----------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., 3/15/15 5                                                          1,120,000          1,114,400
9.50% Sr. Nts., 1/15/07                                                             4,300,000          4,579,500
----------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                     2,096,000          2,211,280
10.50% Sr. Unsec. Nts., 6/15/09                                                     1,400,000          1,505,000
----------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 5                                1,995,000          2,049,863
                                                                                                  --------------
                                                                                                      17,809,723
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 5                   2,120,000          1,939,800
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                   1,100,000          1,097,250
----------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                      2,500,000          2,687,500
----------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                 1,700,000          1,725,500
                                                                                                  --------------
                                                                                                       5,510,250
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 5                                   3,000,000          3,198,750
----------------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                2,000,000          2,035,000
----------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                            1,700,000          1,861,500
----------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                2,800,000          2,863,000
----------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15 1                       1,440,000          1,472,400
----------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 5                                                          2,630,000          2,728,625
7.25% Sr. Sub. Nts., 3/15/15 5                                                      1,930,000          1,992,725
----------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                        1,000,000            997,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                  2,200,000          2,387,000
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                        2,800,000          2,933,000
----------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                1,100,000          1,196,250
----------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                      8,900,000          9,157,958
6.375% Nts., 1/15/15                                                                3,550,000          3,692,383
7.875% Sr. Nts., 2/1/11                                                               800,000            882,231
8.75% Sr. Nts., 9/1/10                                                              4,600,000          5,250,946
----------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                 5,950,000          5,801,250
8.375% Unsec. Nts., 10/1/11                                                           700,000            698,250
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                1,246,000          1,302,070
----------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08          6,396,680          6,844,448
----------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                     2,900,000          2,755,000
----------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 5                                650,000            732,875
----------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                               2,650,000          2,828,875
----------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09              2,142,000          2,366,910
----------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 5                         1,245,000          1,249,669
----------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                           1,500,000          1,650,000
----------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                         2,200,000          2,365,000
----------------------------------------------------------------------------------------------------------------


8               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 5                              $ 2,330,000     $    2,318,350
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                            2,460,000          2,355,450
7.375% Nts., 2/1/13                                                                   146,000            144,905
9.875% Sr. Nts., 7/1/14 5                                                             450,000            484,875
9.875% Sr. Nts., 7/1/14                                                             2,100,000          2,262,750
----------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                2,600,000          2,723,500
7% Sr. Sub. Nts., 11/15/13                                                          3,300,000          3,407,250
----------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                         1,700,000          1,827,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                1,300,000          1,423,500
                                                                                                  --------------
                                                                                                      88,191,695
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                  2,800,000          2,758,000
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.8%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                      2,400,000          2,574,000
----------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                           1,700,000          1,708,500
8.50% Sr. Unsec. Nts., 10/1/10                                                      1,100,000          1,221,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                   846,000            888,300
----------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                       2,367,000          2,307,825
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                1,050,000          1,055,250
7.625% Sr. Sub. Nts., 6/15/12                                                       1,250,000          1,337,500
----------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                               1,700,000          1,870,000
----------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                     2,600,000          2,769,000
----------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                            1,784,000          1,984,700
11% Sr. Sub. Nts., 2/15/13                                                          1,493,000          1,724,415
----------------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                                950,000            945,250
                                                                                                  --------------
                                                                                                      20,385,740
----------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp., 9% Debs., 8/1/12                                                         2,000,000          1,580,000
----------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4                                 6,825,000          1,330,875
----------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr. Unsec. Nts., 2/1/09                               3,750,000          1,650,000
                                                                                                  --------------
                                                                                                       4,560,875
----------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                            2,000,000          2,080,000
----------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 5                    900,000            837,000
----------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                  1,789,000          1,967,900
----------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                  2,000,000          1,870,000
----------------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts., 12/1/11                 1,200,000          1,038,000
                                                                                                  --------------
                                                                                                       7,792,900
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 5                                                           2,060,000          2,003,350
7.375% Sr. Sec. Nts., Series B, 4/15/14                                             5,150,000          4,789,500
----------------------------------------------------------------------------------------------------------------


9               |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
8.875% Sr. Nts., Series B, 4/1/08                                                 $ 2,700,000     $    2,848,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                                              1,100,000          1,193,500
----------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4               1,500,000                 --
----------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                         3,500,000          3,342,500
----------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                           1,080,000          1,085,400
----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                 2,750,000          2,743,125
7.50% Sr. Nts., 5/1/11                                                              1,350,000          1,412,438
----------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                         3,850,000          4,177,250
                                                                                                  --------------
                                                                                                      23,595,563
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                      2,150,000          2,117,750
----------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                            1,100,000            973,500
----------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                       2,000,000          2,150,000
----------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                           4,300,000          4,411,043
                                                                                                  --------------
                                                                                                       9,652,293
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                   900,000            686,250
----------------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 5                                    1,300,000          1,371,500
----------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 5                                     1,600,000          1,576,000
----------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. (The), 8.375% Sr. Nts., 5/15/15 5                             2,020,000          2,065,450
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                              600,000            630,000
10.50% Sr. Sub. Nts., 8/1/12                                                        2,174,000          2,467,490
----------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                3,600,000          3,798,000
----------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                               2,800,000          2,870,000
----------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                             1,900,000          2,004,500
----------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                2,500,000          2,600,000
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                 3,400,000          3,706,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                        500,000            545,000
----------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                   2,550,000          2,550,000
----------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                                     2,000,000          1,910,000
                                                                                                  --------------
                                                                                                      28,093,940
----------------------------------------------------------------------------------------------------------------
MARINE--0.5%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                            4,600,000          5,175,000
----------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07
1,3,4                                                                               2,178,000          1,905,750
----------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,3,4                           3,500,000             19,600
                                                                                                  --------------
                                                                                                       7,100,350
----------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                     2,800,000          2,905,000
----------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                           825,000            769,313
7.50% Sr. Unsec. Nts., 11/1/13                                                      2,783,000          2,755,170
9.625% Sr. Nts., 12/1/12                                                            1,800,000          1,971,000
                                                                                                  --------------
                                                                                                       8,400,483


10              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                   $ 7,500,000     $    7,181,250
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12 5                                               1,700,000          1,789,250
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.3%
----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                              6,200,000          5,580,000
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4            3,315,000          1,823,250
                                                                                                  --------------
                                                                                                       7,403,250
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                               1,700,000          1,816,875
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                       6,450,000          6,433,875
----------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                            4,000,000          4,230,000
----------------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 5                                   2,175,000          2,115,188
----------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 5                                        2,500,000          2,400,000
----------------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                 4,100,000          3,833,500
                                                                                                  --------------
                                                                                                      19,012,563
----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                  3,386,201             40,978
----------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4                  1,521,315                 --
----------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                           3,250,000                 --
                                                                                                  --------------
                                                                                                          40,978
----------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 5                           2,655,000          2,482,425
----------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                            1,600,000          1,664,000
----------------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                                        1,400,000          1,508,500
                                                                                                  --------------
                                                                                                       5,654,925
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                        4,750,000          4,702,500
----------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                         2,000,000          1,930,000
----------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                      2,800,000          3,024,000
----------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 5                          6,400,000          6,352,000
----------------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 5                            439,000            423,635
                                                                                                  --------------
                                                                                                      16,432,135
----------------------------------------------------------------------------------------------------------------
MATERIALS--13.0%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--3.8%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 5                                      645,000            649,653
----------------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                        2,000,000          1,340,000
----------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                            1,465,000          1,604,175
----------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                             1,800,000          2,097,000
----------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                       146,000            158,775
10.625% Sr. Unsec. Nts., 5/1/11                                                     4,000,000          4,435,000
----------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                5,085,000          5,256,619
10.125% Sr. Unsec. Sub. Nts., 7/1/09 1 [EUR]                                          246,000            303,280
----------------------------------------------------------------------------------------------------------------


11              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                               $ 6,400,000     $    6,880,000
----------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                   1,325,000          1,560,188
11.625% Sr. Unsec. Nts., 10/15/10                                                      95,000            111,744
----------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                24,000             24,360
10.875% Sr. Unsec. Nts., 8/1/13                                                       146,000            171,915
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                             115,000            129,950
----------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 5                                     3,000,000          3,075,000
----------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                               3,500,000          3,832,500
----------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                 1,800,000          1,944,000
----------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6                 1,300,000            760,500
----------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                             146,000            156,038
9.50% Sr. Sec. Nts., 12/15/08                                                         700,000            748,125
9.625% Sr. Sec. Nts., Series A, 5/1/07                                              2,050,000          2,198,625
9.875% Sec. Nts., Series B, 5/1/07                                                    428,000            440,840
10.50% Sr. Sec. Nts., 6/1/13                                                        1,150,000          1,321,063
11.125% Sr. Sec. Nts., 7/15/12                                                      1,000,000          1,140,000
----------------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                       2,640,000          2,871,000
----------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                     891,021            948,937
----------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.99% Sr. Sec. Nts., 12/31/06 2                                    38,933             39,128
----------------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                                      2,120,000          2,104,100
10.625% Sr. Unsec. Nts., 5/15/10                                                    1,396,000          1,483,250
----------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                          1,550,000          1,619,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                               1,200,000          1,296,000
----------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                           1,320,000          1,422,300
----------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 5                                                     1,000,000            997,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                 950,000          1,052,125
----------------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                               1,250,000          1,298,963
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                           1,738,826          1,730,132
----------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                      714,000            780,045
                                                                                                  --------------
                                                                                                      57,982,580
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5,6                            1,845,000            876,375
----------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                             2,700,000          3,142,125
                                                                                                  --------------
                                                                                                       4,018,500
----------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.8%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                         2,800,000          3,108,000
10.875% Sr. Sec. Nts., 3/1/13                                                       1,400,000          1,652,000
----------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 5                                                            900,000            913,500
9.875% Sub. Nts., 10/15/14 5                                                        1,200,000          1,209,000
----------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                             3,100,000          3,208,500


12              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
9.50% Sr. Sub. Nts., 8/15/13                                                      $ 2,000,000     $    2,025,000
----------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                  600,000            576,000
8.25% Sr. Unsec. Nts., 10/1/12                                                      2,600,000          2,626,000
----------------------------------------------------------------------------------------------------------------
Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                      1,500,000          1,605,000
----------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                      2,800,000          2,814,000
----------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                        2,700,000          2,882,250
8.25% Sr. Unsec. Nts., 5/15/13                                                      1,346,000          1,468,823
8.75% Sr. Sec. Nts., 11/15/12                                                       4,000,000          4,430,000
8.875% Sr. Sec. Nts., 2/15/09                                                       5,700,000          6,084,750
----------------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                                       1,000,000            980,000
11.625% Sr. Sec. Nts., 6/15/09 5,7                                                  1,404,123          1,509,432
----------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                          3,850,000          3,619,000
----------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                             2,700,000          2,740,500
9.25% Sr. Unsec. Nts., 2/1/08                                                       3,000,000          3,150,000
9.75% Sr. Unsec. Nts., 2/1/11                                                       4,000,000          4,250,000
----------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14           2,300,000          2,173,500
----------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 5                                    755,000            819,175
----------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                  5,000,000          4,225,000
                                                                                                  --------------
                                                                                                      58,069,430
----------------------------------------------------------------------------------------------------------------
METALS & MINING--3.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                      3,846,000          3,269,100
7.875% Sr. Unsec. Nts., 2/15/09                                                     1,300,000          1,189,500
----------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                    2,650,000          2,749,375
----------------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                         1,500,000          1,402,500
----------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                3,200,000          3,176,000
----------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                               2,000,000          2,110,000
----------------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                               1,900,000          2,094,750
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4            433,000                 --
----------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                   850,000            953,063
----------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                       3,830,000          4,481,100
----------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                               2,500,000          2,712,500
----------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 3,4          3,000,000          2,745,000
----------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                              2,550,000          2,766,750
----------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                        1,600,000          1,656,000
----------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                     850,000            926,500
----------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 5                                            3,740,000          3,772,725
----------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                     3,550,000          3,842,875
----------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                     2,500,000          2,662,500
----------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                       1,500,000          1,601,250
----------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                        1,000,000          1,057,500
----------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                             1,430,000          1,551,550
10.75% Sr. Nts., 8/1/08                                                             1,299,000          1,448,385
                                                                                                  --------------
                                                                                                      48,168,923


13              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                    $ 1,250,000     $    1,309,375
----------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                     2,200,000          2,156,000
----------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                 1,000,000          1,025,000
----------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                                                     3,000,000          3,386,250
8.125% Sr. Unsec. Nts., 5/15/11                                                     5,700,000          6,455,250
9.375% Sr. Unsec. Nts., 2/1/13                                                      4,100,000          4,658,625
----------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4                      4,700,000          2,091,500
----------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 5,7 [EUR]                                   779,906            759,765
----------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                 1,190,000            957,950
----------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                             1,500,000          1,477,500
----------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 5                                   3,546,000          3,164,805
----------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                             2,500,000          1,850,000
8.50% Sr. Unsec. Nts., 2/1/11                                                         146,000            113,515
----------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                           1,939,000          2,016,560
                                                                                                  --------------
                                                                                                      31,422,095
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.2%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                         541,000            570,079
----------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 5                                                              1,150,000          1,129,875
8.375% Sr. Sub. Nts., 1/15/14 5                                                       770,000            793,100
----------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                1,800,000          2,018,250
----------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 5                                   5,090,000          5,395,400
----------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                    2,000,000             96,812
----------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                        5,150,000          4,300,250
----------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                                                    2,883,000          2,929,849
7.688% Sr. Unsec. Nts., 5/1/09 2                                                    5,300,000          5,531,875
----------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 6                 1,250,000            865,625
----------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3,4                            4,000,000            140,000
----------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                             4,271,000          4,271,000
----------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 2     1,100,000          1,069,750
----------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 2,5                                               6,900,000          7,538,250
----------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                14,500,000         16,820,000
14% Sr. Sec. Sub. Nts., 12/15/14                                                    5,200,000          6,331,000
----------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                      2,250,000                 --
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 5                       1,775,000          1,721,750
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08            275,000            277,750
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                     3,050,000          3,065,250
----------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Nts., 2/15/15 5                 1,120,000          1,106,000
----------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,3,4                        4,500,000                 --
                                                                                                  --------------
                                                                                                      65,971,865


14              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                           $ 2,650,000     $    2,792,438
11% Sr. Unsec. Nts., 7/31/10                                                          146,000            164,433
12.50% Sr. Unsec. Nts., 2/1/11                                                      2,000,000          2,270,000
----------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                               470,000            479,400
----------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                        4,600,000          4,933,500
----------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                   4,900,000          3,785,250
----------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 2                                                   5,724,000          6,625,530
9.75% Sr. Nts., 11/15/31 2,9                                                          700,000            914,375
----------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                    4,749,000                 --
----------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp., 10.125%
Sr. Nts., 6/15/13                                                                   4,850,000          5,504,750
----------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 5                      1,480,000          1,561,400
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                               1,197,000          1,101,240
----------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.891% Sr. Sec. Nts., 1/15/12 2,5                                     710,000            708,225
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
5.95% Sr. Unsec. Nts., 3/15/14                                                      4,000,000          4,175,000
7.375% Sr. Nts., 8/1/15                                                            16,620,000         18,032,700
----------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                                             2,150,000          2,343,500
12.50% Sr. Nts., 11/15/09                                                           3,008,000          3,282,480
----------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                            3,800,000          3,885,500
7.50% Sec. Nts., 3/15/15                                                            2,450,000          2,676,625
8% Sr. Sub. Nts., 12/15/12                                                            850,000            920,125
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                        2,100,000          2,205,000
9.75% Sr. Sub. Nts., 1/15/10                                                        1,996,000          1,866,260
9.875% Sr. Nts., 2/1/10                                                             2,800,000          2,905,000
----------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                     3,150,000          3,409,875
----------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc
Nts., 12/15/11 6                                                                    4,743,000          4,387,275
----------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                     4,200,000          3,895,500
----------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                    2,200,000          2,425,500
----------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                        1,500,000          1,676,250
----------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                              1,273,000          1,455,994
                                                                                                  --------------
                                                                                                      90,383,125
----------------------------------------------------------------------------------------------------------------
UTILITIES--7.0%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.1%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 5,9                                   3,200,000          3,592,000
----------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                          1,350,000          1,354,725
----------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09               1,030,142          1,109,977
----------------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                              890,000            838,825
8.891% Sr. Sec. Nts., 7/15/07 2,5                                                   3,427,943          2,948,031
----------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                          2,600,000          2,887,895
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                             1,146,000          1,211,895
7.75% Sr. Nts., 8/1/10                                                              1,300,000          1,404,000


15              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
9.875% Sr. Unsec. Nts., 10/15/07                                                  $ 3,900,000     $    4,270,500
----------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 5                                                              1,790,000          1,831,809
6.125% Nts., 3/25/19 5                                                                980,000            953,279
----------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                 7,800,000          8,775,000
----------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 3,4                   1,200,000          1,383,000
----------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec
Nts., Series B, 9/1/10                                                              3,000,000          3,090,000
----------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                                                              1,400,000          1,487,500
----------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 5                                      5,253,000          5,568,180
----------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                        4,896,000          5,361,120
9.50% Sr. Sec. Nts., 7/15/13                                                        5,900,000          6,578,500
----------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                 9,050,000          9,864,500
----------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 5                                        7,500,000          7,931,250
----------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 5                                                   5,725,000          5,581,051
                                                                                                  --------------
                                                                                                      78,023,037
----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                        1,000,000          1,023,085
----------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.7%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19 1                                          3,271,438          3,664,010
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1                                          1,500,000          1,710,000
----------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                    6,700,000          4,857,500
----------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                                    800,000            839,090
----------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                               1,813,000          1,799,403
8.75% Sr. Nts., 2/15/12                                                             1,002,000          1,097,190
10.125% Sr. Sec. Nts., 7/15/13 5                                                    6,950,000          7,888,250
----------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                             2,601,488          2,707,173
----------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 5                                 1,630,000          1,678,900
                                                                                                  --------------
                                                                                                      26,241,516
----------------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12           1,400,000          1,582,000
                                                                                                  --------------
Total Corporate Bonds and Notes (Cost $1,312,683,608)                                              1,331,091,022

                                                                                       SHARES
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
----------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4                              137,443                 --
----------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4                      100,000          8,025,000
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 5                                   2,400            301,200
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4                         721                 72
----------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4          15,000             18,750
----------------------------------------------------------------------------------------------------------------


16              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       SHARES              VALUE
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4                                   3,727     $           --
----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                                 13,033              3,128
----------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                   595          3,839,238
----------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                   160                320
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4                              1,022            942,795
----------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                       26,250          3,812,813
                                                                                                  --------------
Total Preferred Stocks (Cost $20,789,998)                                                             16,943,316

----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.4%
----------------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                                7,200            322,920
----------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                             3,900            322,998
----------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                          5,300            316,675
----------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                      3,200            340,832
----------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                       8,700            320,769
----------------------------------------------------------------------------------------------------------------
American Stock Exchange Basic Industries SPDR                                          35,000            949,900
----------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                4,061            333,611
----------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                            5,200            335,920
----------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 4                                                                  8,100            298,161
----------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                           4,500            323,415
----------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                           3,184            330,945
----------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                         9,975             46,085
----------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,4                                                   15,012                 --
----------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                            4,704            332,432
----------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                                       34,200          1,650,150
----------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                           5,600            313,152
----------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                             3,700            316,757
----------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                             3,100            331,793
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                         1,339             61,902
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 4                                                                     42,600            641,556
----------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 4                                                                 30,000            921,000
----------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                          5,622            323,209
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                        5,800            334,602
----------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                             8,200            316,602
----------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                                    132,227            185,118
----------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                               7,400            315,684
----------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                           4,300            320,823
----------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                      6,618            335,400
----------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                                  131,073            558,371
----------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                       35,000          1,558,550
----------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                     148             13,703
----------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                              499             45,155
----------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                          25,000            288,000
----------------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                                         29,800          1,325,206
----------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                     6,000            340,800
----------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                           10,000            513,300
----------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                       4,600            337,088
----------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                      83,300          2,454,851
----------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                         31,300            320,512
----------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 1,4,10                             1,665                 --
----------------------------------------------------------------------------------------------------------------


17              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       SHARES              VALUE
Globix Corp. 4                                                                         45,871     $      113,301
----------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                           4,200            314,076
----------------------------------------------------------------------------------------------------------------
Health Care Select Sector SPDR Fund                                                    10,000            309,900
----------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                                      66,667                 --
----------------------------------------------------------------------------------------------------------------
Humana, Inc. 4                                                                          8,200            325,868
----------------------------------------------------------------------------------------------------------------
Huntsman Corp. 4                                                                       54,796          1,055,179
----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                               79,703            334,753
----------------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                           22,797            740,903
----------------------------------------------------------------------------------------------------------------
KB Home                                                                                 4,600            350,658
----------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                                    13,600            377,400
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                          3,300            327,624
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 4                                                       30,285          1,413,401
----------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                             4,100            317,750
----------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                12,400            304,792
----------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                                       80,836          2,854,319
----------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                               6,325            259,452
----------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                      6,200            330,894
----------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                              5,500            326,205
----------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                              20,367            523,636
----------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                           7,100            319,074
----------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                   15,000            458,400
----------------------------------------------------------------------------------------------------------------
Novell, Inc. 4                                                                         49,000            303,800
----------------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                            92,374          6,320,229
----------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                             5,800            264,596
----------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                              4,153            319,490
----------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                               10,765            106,574
----------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                      3,400            314,500
----------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                                   27,620            607,364
----------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                           16,249            410,287
----------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4,11                                                                 323,326              1,940
----------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                                             288,828                 --
----------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                              5,100            334,866
----------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                       4,100            345,425
----------------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                                       10,900            323,839
----------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                            5,700            309,738
----------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 4                                                                  2,000            299,740
----------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                           7,800            322,218
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                            5,982            221,334
----------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 4                                                               50,000            186,500
----------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                            2,900            329,672
----------------------------------------------------------------------------------------------------------------
Technology Select Sector SPDR Fund                                                     50,000            996,500
----------------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                               142,064          3,236,229
----------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                             2,159             73,428
----------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 4                                                                      11,800            312,464
----------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                               50,000            275,000
----------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                               7,900            271,523
----------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                            5,300            344,765
----------------------------------------------------------------------------------------------------------------


18              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       SHARES              VALUE
UnumProvident Corp.                                                                    17,300     $      316,936
----------------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                                      41,600          1,313,312
----------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                     4,300            340,173
----------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                                                      14,411              4,107
----------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                                       395,470          1,331,467
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                              70,000          1,330,000
----------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,4                                                                     8,794                176
----------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                  4,100            305,122
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                              11,249             29,922
                                                                                                  --------------
Total Common Stocks (Cost $52,659,347)                                                                51,858,768

                                                                                        UNITS
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
----------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,5                                              4,900          1,452,166
----------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                 2,000                 --
----------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                   3,300                 --
----------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                        2,320                 --
----------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                                  3,450                 --
----------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                                                6,000                 --
----------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                       725                  7
----------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                        17,655                 --
----------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                                       19,990                800
Exp. 5/16/06 1,4                                                                           30                 --
----------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 4,5                                                    3,390                 --
----------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                                       3,600                 --
----------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 4,5                                1,390                 --
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                2,565                 --
----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                                   28,880                144
----------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                     5,000                 --
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc. Rts., Exp. 7/8/05 4                                           572                 --
----------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                            100,000             37,000
----------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 1,4                                                 3,500                 35
----------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                        9,711             20,393
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                                    22,501              7,875
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                                    16,876              4,388
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                                    16,876              3,544
                                                                                                  --------------
Total Rights, Warrants and Certificates (Cost $394,340)                                                1,526,352

                                                                                    PRINCIPAL
                                                                                       AMOUNT
----------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.9%
----------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 5,12                                                 $ 2,000,000          1,967,500
Series 4-T1, 8.25%, 6/29/10 5,12                                                    8,910,000          8,954,550


19              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT              VALUE
----------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2004-1, 8.218%, 8/1/15 1,12                                                $ 3,301,952     $    3,550,160
                                                                                                  --------------
Total Structured Notes (Cost $14,474,068)                                                             14,472,210

----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.1%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 7.58% in joint repurchase agreement (Principal
Amount/Value $1,234,399,000, with a maturity value of $1,234,508,724) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $93,608,320 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,260,871,334 (Cost $93,600,000)                                         93,600,000         93,600,000
----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,508,982,665)                                        99.1%     1,521,027,320
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                           0.9         13,978,479
                                                                                  ------------------------------
Net Assets                                                                              100.0%    $1,535,005,799
                                                                                  ==============================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR      Euro
GBP      British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $64,436,465, which represents 4.20% of the Fund's net assets, of which $1,940 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4. Non-income producing security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $200,267,879 or 13.05% of the Fund's net assets as of June 30, 2005.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,615,938. See accompanying Notes to Quarterly Statement of Investments.

10. Received as the result of issuer reorganization.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2005 amounts to $1,940. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES         GROSS          GROSS          SHARES
                 SEPTEMBER 30, 2004     ADDITIONS     REDUCTIONS   JUNE 30, 2005
--------------------------------------------------------------------------------
Prandium, Inc.              323,326            --             --         323,326

                                                                        DIVIDEND
                                                           VALUE          INCOME
--------------------------------------------------------------------------------
Prandium, Inc.                                          $  1,940        $     --

12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


20              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities                        $1,513,806,462
                                                      ===============

Gross unrealized appreciation                         $   88,528,015
Gross unrealized depreciation                            (81,307,157)
                                                      ---------------
Net unrealized appreciation                           $    7,220,858
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 0.9% of the Fund's net assets and resulted in unrealized cumulative losses of $1,858.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of


21              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

securities whose issuers subsequently default. As of June 30, 2005, securities with an aggregate market value of $24,513,265, representing 1.60% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


22              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

As of June 30, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2005, the Fund had outstanding futures contracts as follows:

                                 EXPIRATION    NUMBER OF   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                   DATE    CONTRACTS     JUNE 30, 2005   APPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO SELL
Standard & Poor's 500 Index         9/15/05           46       $13,748,250        $58,478

ILLIQUID OR RESTRICTED SECURITIES
As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its Valuation has not changed for a certain period of time. The Fund will not invest more than


23              |               Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                  ACQUISITION                      VALUATION AS OF       UNREALIZED
SECURITY                                DATES             COST       JUNE 30, 2005     DEPRECIATION
---------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares                1/4/01       $    6,660          $       --       $    6,660
Prandium, Inc.                        7/18/02        3,803,300               1,940        3,801,360
                                                    -----------------------------------------------
                                                    $3,809,960          $    1,940       $3,808,020
                                                    ===============================================


24              |               Oppenheimer Champion Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005